Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Inventory valuation provision	$ 474	$ 501
Inventory write-down (credit) to the income statement	$ 27	$ (769)